FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments

March 31, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 16.2%
Alphabet, Inc. Class C(a)	2,545	$7,108,160
Match Group, Inc.(a)	1,891	205,627
Meta Platforms, Inc. Class A(a)	16,816	3,739,206
Spotify Technology SA (Sweden)(a)	600	90,612
		$11,143,605
INFRASTRUCTURE SOFTWARE — 10.8%
Microsoft Corp.	24,200	$7,461,102
		$7,461,102
COMMUNICATIONS EQUIPMENT — 8.4%
Apple, Inc.	31,850	$5,561,328
Universal Music Group NV (Netherlands)	7,500	200,743
		$5,762,071
E-COMMERCE DISCRETIONARY — 7.7%
Amazon.com, Inc.(a)	1,620	$5,281,119
		$5,281,119
INFORMATION TECHNOLOGY SERVICES — 6.3%
Accenture PLC Class A (Ireland)	3,165	$1,067,333
Autodesk, Inc.(a)	4,050	868,118
Intuit, Inc.	555	266,866
MSCI, Inc.	480	241,382
NVIDIA Corp.	3,845	1,049,147
Palantir Technologies, Inc. Class A(a)	4,365	59,932
QUALCOMM, Inc.	3,270	499,721
S&P Global, Inc.	744	305,174
		$4,357,673
CONSUMER FINANCE — 5.5%
American Express Co.	3,600	$673,200
Mastercard, Inc. Class A	2,945	1,052,484
PayPal Holdings, Inc.(a)	9,000	1,040,850
Visa, Inc. A Shares	4,780	1,060,061
		$3,826,595
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 5.5%
Adidas AG (Germany)	4,420	$1,036,111
Cie Financiere Richemont SA Class A (Switzerland)	2,700	344,787
Kering SA (France)	1,600	1,018,989
LVMH Moet Hennessy Louis Vuitton SE (France)	480	344,831
NIKE, Inc. Class B	7,715	1,038,130
		$3,782,848
APPLICATION SOFTWARE — 3.7%
Activision Blizzard, Inc.	6,693	$536,176
Adobe, Inc.(a)	2,225	1,013,755
salesforce.com, Inc.(a)	1,745	370,498
Zoom Video Communications, Inc. Class A(a)	5,575	653,557
		$2,573,986
HOME PRODUCTS STORES — 3.0%
Estee Lauder Cos., Inc. Class A	897	$244,271
Home Depot, Inc.	3,195	956,359
Lowe's Cos., Inc.	4,300	869,417
		$2,070,047

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
MANAGED CARE — 2.9%
Anthem, Inc.	1,915	$940,686
UnitedHealth Group, Inc.	2,055	1,047,989
		$1,988,675
LIFE SCIENCE EQUIPMENT — 2.6%
Danaher Corp.	2,134	$625,966
Illumina, Inc.(a)	368	128,579
Thermo Fisher Scientific, Inc.	1,790	1,057,264
		$1,811,809
ENTERTAINMENT CONTENT — 2.5%
Netflix, Inc.(a)	2,141	$801,997
Walt Disney Co.(a)	6,635	910,057
		$1,712,054
INVESTMENT MANAGEMENT — 2.3%
Apollo Global Management, Inc.	8,600	$533,114
BlackRock, Inc.	1,350	1,031,630
		$1,564,744
RETAILING — 2.3%
AutoZone, Inc.(a)	280	$572,482
Etsy, Inc.(a)	525	65,247
Sprouts Farmers Market, Inc.(a)	12,850	410,943
Ulta Beauty, Inc.(a)	1,280	509,722
		$1,558,394
MEDICAL DEVICES — 2.1%
Abbott Laboratories	3,829	$453,200
Edwards Lifesciences Corp.(a)	1,818	214,015
Intuitive Surgical, Inc.(a)	1,776	535,784
Stryker Corp.	815	217,890
		$1,420,889
INSURANCE BROKERS — 1.8%
Aon PLC Class A (Britain)	2,045	$665,913
Willis Towers Watson PLC (Britain)	2,400	566,928
		$1,232,841
CABLE & SATELLITE — 1.5%
Comcast Corp. Class A	22,470	$1,052,046
		$1,052,046
HEALTH CARE SERVICES — 1.3%
IQVIA Holdings, Inc.(a)	3,385	$782,646
Moody's Corp.	385	129,903
		$912,549
PRIVATE EQUITY — 1.3%
Blackstone, Inc. Class A	4,146	$526,293
KKR & Co., Inc. Class A	6,174	360,994
		$887,287
MANAGED HEALTH CARE — 1.1%
Humana, Inc.	1,678	$730,215
		$730,215

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
SPECIALTY PHARMACEUTICALS — 1.0%
Cigna Corp.	870	$208,461
Zoetis, Inc.	2,405	453,559
		$662,020
AUTOMOTIVE RETAILERS — 0.8%
O'Reilly Automotive, Inc.(a)	848	$580,846
		$580,846
INDUSTRIALS — 0.7%
Airbus SE ADR (France)(a)	16,800	$507,696
		$507,696
INTERNET BASED SERVICES — 0.5%
GoDaddy, Inc. Class A(a)	4,534	$379,496
		$379,496
INSTITUTIONAL BROKERAGE — 0.5%
Morgan Stanley	4,160	$363,584
		$363,584
COURIER SERVICES — 0.5%
FedEx Corp.	1,490	$344,771
		$344,771
HOUSEHOLD PRODUCTS — 0.5%
Constellation Brands, Inc. Class A	451	$103,874
L'Oreal SA (France)	550	221,380
		$325,254
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.4%
Honeywell International, Inc.	1,540	$299,653
		$299,653
RESTAURANTS — 0.4%
Starbucks Corp.	2,910	$264,723
		$264,723
HEALTH CARE FACILITIES — 0.3%
HCA Healthcare, Inc.	965	$241,848
		$241,848
ENTERTAINMENT FACILITIES — 0.3%
Electronic Arts, Inc.	1,800	$227,718
		$227,718
AUTOMOBILES — 0.2%
Tesla, Inc.(a)	130	$140,088
		$140,088
OTHER COMMON STOCKS — 4.9%(a)(b)		$3,372,332
TOTAL COMMON STOCKS — 99.8% (Cost $38,327,902)		$68,840,578
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $38,327,902)		$68,840,578

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2022

(Unaudited)

SHORT-TERM INVESTMENTS — 0.3%	Principal Amount	Fair Value
State Street Bank Repurchase Agreement — 0.00% 4/1/2022
(Dated 03/31/2022, repurchase price of $167,000, collateralized by $189,400 principal amount U.S. Treasury Bond — 2.000% 2051, fair value $170,417)(c)	$167,000	$167,000
TOTAL SHORT-TERM INVESTMENTS (Cost $167,000)		$167,000

TOTAL INVESTMENTS — 100.1% (Cost $38,494,902)		$69,007,578
Other Assets and Liabilities, net — (0.1)%		(57,515)
NET ASSETS — 100.0%		$68,950,063

(a)	Non-income producing security.
(b)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(c)	Security pledged as collateral.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$11,143,605	—	—	$11,143,605
Infrastructure Software	7,461,102	—	—	7,461,102
Communications Equipment	5,762,071	—	—	5,762,071
E-Commerce Discretionary	5,281,119	—	—	5,281,119
Information Technology Services	4,357,673	—	—	4,357,673
Consumer Finance	3,826,595	—	—	3,826,595
Apparel, Footwear & Accessory Design	3,782,848	—	—	3,782,848
Application Software	2,573,986	—	—	2,573,986
Home Products Stores	2,070,047	—	—	2,070,047
Managed Care	1,988,675	—	—	1,988,675
Life Science Equipment	1,811,809	—	—	1,811,809
Entertainment Content	1,712,054	—	—	1,712,054
Investment Management	1,564,744	—	—	1,564,744
Retailing	1,558,394	—	—	1,558,394
Medical Devices	1,420,889	—	—	1,420,889
Insurance Brokers	1,232,841	—	—	1,232,841
Cable & Satellite	1,052,046	—	—	1,052,046
Health Care Services	912,549	—	—	912,549
Private Equity	887,287	—	—	887,287
Managed Health Care	730,215	—	—	730,215
Specialty Pharmaceuticals	662,020	—	—	662,020
Automotive Retailers	580,846	—	—	580,846
Industrials	507,696	—	—	507,696
Internet Based Services	379,496	—	—	379,496
Institutional Brokerage	363,584	—	—	363,584
Courier Services	344,771	—	—	344,771
Household Products	325,254	—	—	325,254
Commercial & Residential Building Equipment & Systems	299,653	—	—	299,653
Restaurants	264,723	—	—	264,723
Health Care Facilities	241,848	—	—	241,848
Entertainment Facilities	227,718	—	—	227,718
Automobiles	140,088	—	—	140,088
Other Common Stocks	3,372,332	—	—	3,372,332
Short-Term Investments	—	$167,000	—	167,000
	$68,840,578	$167,000	—	$69,007,578

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

The Fund did not hold derivatives during the period ended March 31, 2022.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2022 (excluding short-term investments), was $38,668,186 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$30,883,374
Gross unrealized depreciation:	(710,982)
Net unrealized appreciation:	$30,172,392